Vessels, net (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Vessels Cost, Beginning Balance	$ 103,137
Vessels Cost, Disposals	0
Vessels Cost, Vessel held for sale	0
Vessels cost,Vessel impairement charge	0	12,480
Vessels Cost, Ending Balance	103,137
Accumulated Depreciation, Beginning Balance	(27,447)
Accumulated Depreciation, Depreciation	(4,284)
Accumulated Depreciation,Disposal	0
Accumulated Depreciation,Vessel held for sale	0
Accumulated Depreciation,Vessel impairment charge	0
Accumulated Depreciation, Ending Balance	(31,731)
Net Book Value, Beginning Balance	75,690
Net Book Value, Depreciation	(4,284)
Net Book Value, Disposal	0
Net Book Value, Vessel held for sale	0
Net Book Value, Vessel impairment charge	0
Net Book Value, Ending Balance	$ 71,406